Prepayments and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Prepayments And Other Receivables
Prepayments	€ 1,496	€ 2,010
VAT recoverable	1,397	3,669
Grant receivable	803	803
Other receivables	772	1,760
Prepayments and other receivables	€ 4,468	€ 8,242